8. CASH, CASH EQUIVALENTS AND CASH INVESTMENTS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CashAndCashEquivalentLineItems [Line Items]
Investments	R$ 204,056	R$ 217,792
Current investments	193,715	183,850
Non-current	10,341	33,942
Private securities [member]
CashAndCashEquivalentLineItems [Line Items]
Investments	177,827	196,203
Government securities [member]
CashAndCashEquivalentLineItems [Line Items]
Investments	R$ 26,229	R$ 21,589